Settlements Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Settlements Payable

Note 10 – Settlements Payable

Settlements payable consisted of $-0- and $70,000 owed to WHC Capital, LLC as of September 30, 2017 and December 31, 2016, respectively.

On September 22, 2016, the Company entered into a payoff agreement to pay WHC Capital, LLC a total of $100,000 in five installments ranging between $15,000 and $25,000 payable from October 21, 2016 through February 21, 2017 in satisfaction of a total of $114,002 of principal and unpaid interest on two convertible notes originally entered into with WHC on August 24, 2015 and August 19, 2014. As of September 30, 2017, the Company had repaid the settlement, as specified in the agreement.

Note 9 – Settlements Payable

Settlements payable consisted of $70,000 and $-0- owed to WHC Capital, LLC as of December 31, 2016 and 2015, respectively.

On September 22, 2016, the Company entered into a payoff agreement to pay WHC Capital, LLC a total of $100,000 in five installments ranging between $15,000 and $25,000 payable from October 21, 2016 through February 21, 2017 in satisfaction of a total of $114,002 of principal and unpaid interest on two convertible notes originally entered into with WHC on August 24, 2015 and August 19, 2014. As of December 31, 2016, the Company had paid a total of $30,000 on the settlement, as specified in the agreement.

On August 12, 2016, the Company entered into a settlement agreement to pay Vis Vires a total of $70,000 in four installments of $17,500 payable from August 6, 2016 through November 3, 2016 in satisfaction of the $64,000 of principal and all unpaid interest on the convertible note originally entered into with Vis Vires on May 1, 2015. The settlement was satisfied in full as of November 22, 2016.

On January 21, 2016, the Company entered into a settlement agreement with Tangiers Investment Group. Pursuant to the agreement, the Company is obligated to repay a total of $80,000 in various monthly installments of between $6,000 and $20,000 from February 8, 2016 through June 26, 2016 in satisfaction of a total of approximately $85,820, consisting of $75,500 of principal and $10,320 of interest on the First and Second Tangiers Notes. The settlement was satisfied in full as of August 30, 2016.

On January 4, 2016, the Company entered into a settlement agreement with JSJ Investments. Pursuant to the agreement, the Company was obligated to repay a total of $70,000 in six monthly installments of approximately $11,667 from January 21, 2016 through June 21, 2016 in satisfaction of a total of approximately $82,564, consisting of $75,000 of principal and $7,564 of interest on the First JSJ Note. The settlement was satisfied in full as of June 21, 2016.